Commitments and Contingent Liabilities (Details) $ / shares in Units, € in Thousands, $ in Thousands		12 Months Ended
	Sep. 10, 2024 EUR (€)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Commitments and Contingent Liabilities [Line Items]
Additional royalties (in Dollars per share) | $ / shares		$ 0.1
Royalties’ expenses		$ 412	$ 725	$ 903
Purchase obligation		4,951	8,044
Non-paid purchase obligation		2,349	$ 5,513
Cost claim letter	€ 2,096	$ 2,182
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Net revenues percentage		0.40%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Net revenues percentage		(3.50%)